Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000162693 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000162693 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000162693 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000162693 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000162693 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000162693 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000162693 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000162693 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000162693 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000162693 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000162693 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000162693 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000162693 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000162693 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000162693 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000162693 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000162693 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000162693 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000162693 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000162693 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000019028 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000019028 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000019028 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019028 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019028 | QUALCOMM, Inc.FR_747525103
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019028 | General Electric Co.FR_369604301
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000019028 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000019028 | UniCredit SpAFR_BYMXPS901
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000019028 | Howmet Aerospace, Inc.FR_443201108
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019028 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019028 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000019028 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000019028 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000019028 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000019028 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000019028 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000019028 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000019028 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000019028 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000019028 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000019031 | Jefferies Financial Group, Inc.FR_47233W109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000019031 | Piper Sandler Cos.FR_724078100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000019031 | Moelis & Co.FR_60786M105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019031 | StepStone Group, Inc.FR_85914M107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019031 | Stifel Financial Corp.FR_860630102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019031 | Raymond James Financial, Inc.FR_754730109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019031 | PJT Partners, Inc.FR_69343T107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019031 | Hamilton Lane, Inc.FR_407497106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019031 | Evercore, Inc.FR_29977A105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019031 | Affiliated Managers Group, Inc.FR_008252108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019031 | Asset Management & Custody Banks
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000019031 | Investment Banking & Brokerage
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000019031 | Financial Exchanges & Data
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000019032 | Ryan Specialty Holdings, Inc.FR_78351F107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000019032 | Primerica, Inc.FR_74164M108
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000019032 | Brighthouse Financial, Inc.FR_10922N103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019032 | Globe Life, Inc.FR_37959E102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019032 | Unum GroupFR_91529Y106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019032 | Cincinnati Financial Corp.FR_172062101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019032 | Old Republic International Corp.FR_680223104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019032 | CNO Financial Group, Inc.FR_12621E103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019032 | Arch Capital Group Ltd.FR_G0450A105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019032 | Everest Group Ltd.FR_G3223R108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019032 | Property & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000019032 | Life & Health Insurance
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000019032 | Insurance Brokers
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000019032 | Reinsurance
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000019032 | Multi-line Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000019033 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000019033 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000019033 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000019033 | QUALCOMM, Inc.FR_747525103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000019033 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000019033 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000019033 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000019033 | Applied Materials, Inc.FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000019033 | Lam Research Corp.FR_512807108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000019033 | ASML Holding NVFR_N07059210
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000019033 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000019033 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000019033 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000019033 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000019033 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000019033 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000019033 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000019033 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000019033 | IndustryGround Transportation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000019033 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000033546 | Silk Road Medical, Inc.FR_82710M100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033546 | STAAR Surgical Co.FR_852312305
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033546 | iRhythm Technologies, Inc.FR_450056106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033546 | AtriCure, Inc.FR_04963C209
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033546 | Inari Medical, Inc.FR_45332Y109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000033546 | TransMedics Group, Inc.FR_89377M109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000033546 | Edwards Lifesciences Corp.FR_28176E108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000033546 | Glaukos Corp.FR_377322102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000033546 | Merit Medical Systems, Inc.FR_589889104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000033546 | UFP Technologies, Inc.FR_902673102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000033546 | IndustryHealth Care Equipment
Holdings [Line Items]
Percent of Net Asset Value	75.10%
C000033546 | IndustryHealth Care Supplies
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000033547 | Patterson Cos., Inc.FR_703395103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000033547 | Progyny, Inc.FR_74340E103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000033547 | HealthEquity, Inc.FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000033547 | Humana, Inc.FR_444859102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000033547 | Ensign Group, Inc.FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000033547 | Select Medical Holdings Corp.FR_81619Q105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000033547 | Acadia Healthcare Co., Inc.FR_00404A109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000033547 | UnitedHealth Group, Inc.FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000033547 | Labcorp Holdings, Inc.FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000033547 | Encompass Health Corp.FR_29261A100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000033547 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000033547 | IndustryHealth Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000033547 | IndustryManaged Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000033547 | IndustryHealth Care Distributors
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000033549 | Carpenter Technology Corp.FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000033549 | Steel Dynamics, Inc.FR_858119100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000033549 | Alcoa Corp.FR_013872106
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000033549 | ATI, Inc.FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000033549 | U.S. Steel Corp.FR_912909108
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000033549 | Cleveland-Cliffs, Inc.FR_185899101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000033549 | Reliance, Inc.FR_759509102
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000033549 | Royal Gold, Inc.FR_780287108
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000033549 | Newmont Corp.FR_651639106
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000033549 | Nucor Corp.FR_670346105
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000033549 | Steel
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000033549 | Gold
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000033549 | Coal & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000033549 | Aluminum
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000033549 | Copper
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000033549 | Silver
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000033549 | Diversified Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000033550 | Baker Hughes Co.FR_05722G100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000033550 | Helmerich & Payne, Inc.FR_423452101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000033550 | ChampionX Corp.FR_15872M104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000033550 | Weatherford International PLCFR_G48833118
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000033550 | Schlumberger NVFR_806857108
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000033550 | NOV, Inc.FR_62955J103
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000033550 | TechnipFMC PLCFR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000033550 | Patterson-UTI Energy, Inc.FR_703481101
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000033550 | Noble Corp. PLCFR_G65431127
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000033550 | Archrock, Inc.FR_03957W106
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000033550 | Oil & Gas Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	72.60%
C000033550 | Oil & Gas Drilling
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000033537 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000033537 | Axsome Therapeutics, Inc.FR_05464T104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000033537 | Viatris, Inc.FR_92556V106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000033537 | Zoetis, Inc.FR_98978V103
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000033537 | Pfizer, Inc.FR_717081103
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000033537 | Organon & Co.FR_68622V106
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000033537 | Catalent, Inc.FR_148806102
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000033537 | Intra-Cellular Therapies, Inc.FR_46116X101
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000033537 | Bristol-Myers Squibb Co.FR_110122108
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000033537 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000033537 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000033538 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000033538 | Carvana Co.FR_146869102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000033538 | Chewy, Inc.FR_16679L109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000033538 | Ollie's Bargain Outlet Holdings, Inc.FR_681116109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000033538 | Sprouts Farmers Market, Inc.FR_85208M102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000033538 | Grocery Outlet Holding Corp.FR_39874R101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000033538 | Kohl's Corp.FR_500255104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000033538 | Dillard's, Inc.FR_254067101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000033538 | Burlington Stores, Inc.FR_122017106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000033538 | Dollar General Corp.FR_256677105
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000033538 | Automotive Retail
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000033538 | Other Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000033538 | Apparel Retail
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000033538 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000033538 | Consumer Staples Merchandise Retail
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000033538 | Food Retail
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000033538 | Computer & Electronics Retail
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000033538 | Drug Retail
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027708 | Credo Technology Group Holding Ltd.FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027708 | MACOM Technology Solutions Holdings, Inc.FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027708 | Impinj, Inc.FR_453204109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027708 | Universal Display Corp.FR_91347P105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027708 | Cirrus Logic, Inc.FR_172755100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027708 | Qorvo, Inc.FR_74736K101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027708 | Rambus, Inc.FR_750917106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027708 | Skyworks Solutions, Inc.FR_83088M102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027708 | Monolithic Power Systems, Inc.FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027708 | Intel Corp.FR_458140100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027708 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000033545 | Samsara, Inc.FR_79589L106
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000033545 | Rapid7, Inc.FR_753422104
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033545 | AvePoint, Inc.FR_053604104
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033545 | Agilysys, Inc.FR_00847J105
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033545 | SentinelOne, Inc.FR_81730H109
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033545 | Terawulf, Inc.FR_88080T104
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033545 | Asana, Inc.FR_04342Y104
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033545 | Matterport, Inc.FR_577096100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033545 | Varonis Systems, Inc.FR_922280102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033545 | Gitlab, Inc.FR_37637K108
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033545 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	69.50%
C000033545 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000033545 | IT Consulting & Other Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000033545 | Interactive Home Entertainment
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000033545 | Human Resource & Employment Services
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000033539 | AT&T, Inc.FR_00206R102
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000033539 | Lumentum Holdings, Inc.FR_55024U109
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000033539 | Arista Networks, Inc.FR_040413106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000033539 | Cogent Communications Holdings, Inc.FR_19239V302
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000033539 | Frontier Communications Parent, Inc.FR_35909D109
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000033539 | Verizon Communications, Inc.FR_92343V104
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000033539 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000033539 | Motorola Solutions, Inc.FR_620076307
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000033539 | Ciena Corp.FR_171779309
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000033539 | Juniper Networks, Inc.FR_48203R104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000033539 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	55.60%
C000033539 | Alternative Carriers
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000033539 | Integrated Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000033539 | Wireless Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000033540 | FedEx Corp.FR_31428X106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000033540 | JetBlue Airways Corp.FR_477143101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000033540 | Matson, Inc.FR_57686G105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000033540 | SkyWest, Inc.FR_830879102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033540 | Knight-Swift Transportation Holdings, Inc.FR_499049104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033540 | CH Robinson Worldwide, Inc.FR_12541W209
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033540 | GXO Logistics, Inc.FR_36262G101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033540 | Saia, Inc.FR_78709Y105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033540 | Joby Aviation, Inc.FR_G65163100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033540 | Ryder System, Inc.FR_783549108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033540 | Cargo Ground Transportation
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000033540 | Airlines
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000033540 | Air Freight & Logistics
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000033540 | Passenger Ground Transportation
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000033540 | Railroads
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000033540 | Marine
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000152674 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000152674 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000152674 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000152674 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000152674 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152674 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000152674 | UnitedHealth Group, Inc.FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000152674 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000152674 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000152674 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000152674 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000152674 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000152674 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000152674 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000152674 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152674 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000152674 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000152674 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000152674 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000152674 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000078463 | Citigroup Capital XIIIFR_173080201
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000078463 | AT&T, Inc.FR_00206R300
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000078463 | Capital One Financial Corp.FR_14040H824
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000078463 | Wells Fargo & Co.FR_94988U151
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000078463 | Allstate Corp.FR_020002838
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000078463 | Duke Energy Corp.FR_26441C501
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000078463 | Capital One Financial Corp.FR_14040H782
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000078463 | Southern Co.FR_842587800
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000078463 | U.S. BancorpFR_902973155
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000078463 | Athene Holding Ltd.FR_04686J861
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000078463 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000078463 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000078463 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000078463 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000078463 | IndustryReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000078463 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000078463 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000078463 | IndustrySovereign
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000078463 | IndustryGas
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000162275 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000162275 | Impinj, Inc.FR_453204109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000162275 | Super Micro Computer, Inc.FR_86800U104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000162275 | AppLovin Corp.FR_03831W108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000162275 | Camtek Ltd.FR_M20791105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000162275 | Toast, Inc.FR_888787108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000162275 | Daktronics, Inc.FR_234264109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000162275 | HashiCorp, Inc.FR_418100103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000162275 | Crowdstrike Holdings, Inc.FR_22788C105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000162275 | Spotify Technology SAFR_L8681T102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000162275 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000162275 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000162275 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000162275 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000162275 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000162275 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000162275 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000162275 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000162275 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000162275 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000166946 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000166946 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000166946 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000166946 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000166946 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000166946 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000166946 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000166946 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000166946 | Accenture PLCFR_G1151C101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000166946 | Intuit, Inc.FR_461202103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000166946 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000166946 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000166946 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000166946 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000166946 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000166946 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000166946 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000166946 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000166946 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000166946 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219610 | Republic of Poland Government International BondsFR_731011AY8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000219610 | Israel Government International BondsFR_46514BRM1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219610 | Ecopetrol SAFR_279158AS8
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219610 | Israel Government International BondsFR_46514BRL3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219610 | Israel Government International BondsFR_46514BRN9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219610 | Bahrain Government International BondsFR_M87012AC0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219610 | Bahrain Government International BondsFR_ACI1V9H76
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219610 | Oman Government International BondsFR_ACI1DKJ46
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219610 | Panama Government International BondsFR_698299AW4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000219610 | Peru Government International BondsFR_715638DU3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000219610 | 0 to 1 Year
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000219610 | 1 to 2 Years
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000219610 | 2 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000219610 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000219610 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000219610 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000219610 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000219610 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000222017 | U.S. Treasury BillsFR_912797GW1
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000222017 | U.S. Treasury BillsFR_912797HE0
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000222017 | U.S. Treasury BillsFR_912797HP5
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000222017 | U.S. Treasury BillsFR_912796ZV4
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000222017 | U.S. Treasury BillsFR_912797KT3
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000222017 | U.S. Treasury BillsFR_912797KU0
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000222017 | U.S. Treasury BillsFR_912797KV8
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000222017 | U.S. Treasury BillsFR_912797LE5
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000222017 | U.S. Treasury BillsFR_912797LC9
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000222017 | U.S. Treasury BillsFR_912797LD7
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000222017 | 0 to 1 Year
Holdings [Line Items]
Percent of Net Asset Value	107.50%
C000047963 | U.S. Treasury BillsFR_912797GK7
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000047963 | U.S. Treasury BillsFR_912797JU2
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000047963 | U.S. Treasury BillsFR_912797GL5
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000047963 | U.S. Treasury BillsFR_912797KK2
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000047963 | U.S. Treasury BillsFR_912797KM8
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000047963 | U.S. Treasury BillsFR_912797KD8
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000047963 | U.S. Treasury BillsFR_912797KC0
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000047963 | U.S. Treasury BillsFR_912797KB2
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000047963 | U.S. Treasury BillsFR_912797KY2
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000047963 | U.S. Treasury BillsFR_912797KL0
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000047963 | 0 to 1 Year
Holdings [Line Items]
Percent of Net Asset Value	107.70%
C000126354 | U.S. Treasury Inflation-Indexed NotesFR_912828N71
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000126354 | U.S. Treasury Inflation-Indexed NotesFR_91282CBF7
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000126354 | U.S. Treasury Inflation-Indexed NotesFR_912828XL9
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000126354 | U.S. Treasury Inflation-Indexed NotesFR_91282CJY8
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000126354 | U.S. Treasury Inflation-Indexed NotesFR_91282CGK1
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000126354 | U.S. Treasury Inflation-Indexed NotesFR_91282CEZ0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000126354 | U.S. Treasury Inflation-Indexed NotesFR_91282CCM1
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000126354 | U.S. Treasury Inflation-Indexed NotesFR_9128285W6
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000126354 | U.S. Treasury Inflation-Indexed NotesFR_91282CHP9
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000126354 | U.S. Treasury Inflation-Indexed NotesFR_9128287D6
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000126354 | 1 to 2 Years
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000126354 | 2 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000126354 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000126354 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000066456 | Alibaba Group Holding Ltd.FR_01609WBF8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000066456 | Wells Fargo & Co.FR_949746804
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000066456 | Royal Caribbean Cruises Ltd.FR_780153BQ4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000066456 | Bank of America Corp.FR_060505682
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000066456 | Palo Alto Networks, Inc.FR_697435AF2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000066456 | Western Digital Corp.FR_958102AS4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000066456 | Ford Motor Co.FR_345370CZ1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000066456 | PG&E Corp.FR_69331CAK4
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000066456 | Uber Technologies, Inc.FR_90353TAL4
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000066456 | Albemarle Corp.FR_012653200
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000066456 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000066456 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000066456 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000066456 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000066456 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000066456 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000066456 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000066456 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000066456 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000066456 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000047970 | University of CaliforniaFR_91412HPX5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000047970 | New York City Municipal Water Finance AuthorityFR_64972GG65
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000047970 | City of New YorkFR_64966QZ52
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000047970 | City of New YorkFR_64966QM56
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047970 | City of New YorkFR_64966QMF4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047970 | University of CaliforniaFR_91412HPT4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047970 | City of New YorkFR_64966QYN4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047970 | Salt River Project Agricultural Improvement & Power DistrictFR_79574CEE9
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047970 | State of WashingtonFR_93974EXV3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047970 | State of CaliforniaFR_13063DUD8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047970 | New York
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000047970 | California
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000047970 | Texas
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000047970 | Washington
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000047970 | Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000047970 | Florida
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000047970 | Maryland
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000047970 | Connecticut
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000047970 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000047970 | Virginia
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000047964 | State of CaliforniaFR_13063EAW6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000047964 | State of CaliforniaFR_13063DG93
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000047964 | New York City Municipal Water Finance AuthorityFR_64972GYR9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000047964 | City of New YorkFR_64966QM31
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000047964 | New York City Transitional Finance Authority Future Tax Secured RevenueFR_64971XTD0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000047964 | Triborough Bridge & Tunnel AuthorityFR_89602HCR6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000047964 | University of CaliforniaFR_91412HPC1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000047964 | Triborough Bridge & Tunnel AuthorityFR_89602HFS1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000047964 | Chino Basin Regional Financing AuthorityFR_169498FR8
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000047964 | Los Angeles Unified School DistrictFR_544647DW7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000047964 | New York
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000047964 | California
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000047964 | Texas
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000047964 | Washington
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000047964 | Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000047964 | Florida
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000047964 | Maryland
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000047964 | Connecticut
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000047964 | Virginia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000047964 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000088522 | Puerto Rico Sales Tax Financing Corp. Sales Tax RevenueFR_74529JPX7
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000088522 | Buckeye Tobacco Settlement Financing AuthorityFR_118217CZ9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000088522 | Puerto Rico Sales Tax Financing Corp. Sales Tax RevenueFR_74529JRL1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088522 | Puerto Rico Sales Tax Financing Corp. Sales Tax RevenueFR_74529JPW9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000088522 | Puerto Rico Sales Tax Financing Corp. Sales Tax RevenueFR_74529JRH0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000088522 | Commonwealth of Puerto RicoFR_74514L3N5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000088522 | Commonwealth of Puerto RicoFR_74514L3P0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088522 | New York Liberty Development Corp.FR_649519DA0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088522 | Metropolitan Pier & Exposition AuthorityFR_592250EW0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088522 | New York Transportation Development Corp.FR_650116GP5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000088522 | New York
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000088522 | California
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000088522 | Texas
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000088522 | Florida
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000088522 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000088522 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000088522 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000088522 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000088522 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000088522 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000055013 | Medline Borrower LPFR_62482BAA0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000055013 | Cloud Software Group, Inc.FR_88632QAE3
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055013 | Cloud Software Group, Inc.FR_18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055013 | DISH Network Corp.FR_25470MAG4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055013 | Directv Financing LLC/Directv Financing Co.-Obligor, Inc.FR_25461LAA0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055013 | HUB International Ltd.FR_44332PAH4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055013 | Venture Global LNG, Inc.FR_92332YAC5
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055013 | Panther Escrow Issuer LLCFR_69867RAA5
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000055013 | Carnival Corp.FR_143658BN1
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000055013 | American Airlines, Inc./AAdvantage Loyalty IP Ltd.FR_00253XAB7
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000055013 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000055013 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000055013 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000055013 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000055013 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000055013 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000055013 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000055013 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000055013 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000055013 | SectorDiversified
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000111386 | Cloud Software Group, Inc.FR_88632QAE3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000111386 | DISH Network Corp.FR_25470MAG4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000111386 | Directv Financing LLC/Directv Financing Co.-Obligor, Inc.FR_25461LAA0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000111386 | American Airlines, Inc./AAdvantage Loyalty IP Ltd.FR_00253XAB7
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000111386 | CCO Holdings LLC/CCO Holdings Capital Corp.FR_1248EPBT9
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000111386 | Carnival Holdings Bermuda Ltd.FR_14366RAA7
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000111386 | Venture Global LNG, Inc.FR_92332YAA9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000111386 | Western Digital Corp.FR_958102AM7
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000111386 | Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLCFR_91327TAA9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000111386 | Mauser Packaging Solutions Holding Co.FR_57763RAD9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000111386 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000111386 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000111386 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000111386 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000111386 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000111386 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000111386 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000111386 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000111386 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000111386 | SectorDiversified
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000107256 | International Bank for Reconstruction & DevelopmentFR_459058JF1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000107256 | International Bank for Reconstruction & DevelopmentFR_459058KN2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000107256 | European Bank for Reconstruction & DevelopmentFR_29874QEN0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000107256 | International Bank for Reconstruction & DevelopmentFR_459058KK8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000107256 | International Bank for Reconstruction & DevelopmentFR_459058JJ3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000107256 | Inter-American Development BankFR_4581X0DY1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000107256 | Inter-American Development BankFR_4581X0DT2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000107256 | International Bank for Reconstruction & DevelopmentFR_459058LG6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000107256 | Inter-American Development BankFR_4581X0EC8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000107256 | Asian Development BankFR_04517PBE1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000107256 | 0 to 1 Year
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000107256 | 1 to 2 Years
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000107256 | 2 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000107256 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000107256 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000234530 | Morgan StanleyFR_61772BAB9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000234530 | Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.FR_03522AAJ9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000234530 | HSBC Holdings PLCFR_404280DG1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000234530 | CVS Health Corp.FR_126650CZ1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000234530 | T-Mobile USA, Inc.FR_87264ABF1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000234530 | Bank of America Corp.FR_06051GHD4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234530 | Goldman Sachs Group, Inc.FR_38141GFD1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234530 | Wells Fargo & Co.FR_95000U3D3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234530 | Pfizer Investment Enterprises Pte. Ltd.FR_716973AG7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234530 | Bank of America Corp.FR_06051GLH0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000234530 | 0 to 1 Year
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000234530 | 1 to 2 Years
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000234530 | 2 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000234530 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000234530 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000234530 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000234530 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000234530 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000047967 | U.S. Treasury Inflation-Indexed NotesFR_912828N71
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000047967 | U.S. Treasury Inflation-Indexed NotesFR_91282CBF7
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000047967 | U.S. Treasury Inflation-Indexed NotesFR_912828XL9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000047967 | U.S. Treasury Inflation-Indexed NotesFR_91282CJY8
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000047967 | U.S. Treasury Inflation-Indexed NotesFR_91282CGK1
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000047967 | U.S. Treasury Inflation-Indexed NotesFR_91282CCM1
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000047967 | U.S. Treasury Inflation-Indexed NotesFR_912828V49
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000047967 | U.S. Treasury Inflation-Indexed NotesFR_912828S50
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000047967 | U.S. Treasury Inflation-Indexed NotesFR_912828Z37
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000047967 | U.S. Treasury Inflation-Indexed NotesFR_91282CDX6
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000047967 | 0 to 1 Year
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000047967 | 1 to 2 Years
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000047967 | 2 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000047967 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000047967 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000047967 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000047967 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000055009 | U.S. Treasury NotesFR_91282CHV6
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000055009 | U.S. Treasury NotesFR_91282CJB8
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000055009 | U.S. Treasury NotesFR_91282CFP1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000055009 | U.S. Treasury NotesFR_91282CJV4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000055009 | U.S. Treasury NotesFR_91282CHY0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000055009 | U.S. Treasury NotesFR_91282CKH3
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000055009 | U.S. Treasury NotesFR_91282CHU8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000055009 | U.S. Treasury NotesFR_91282CKS9
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000055009 | U.S. Treasury NotesFR_91282CHH7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000055009 | U.S. Treasury NotesFR_91282CGA3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000055009 | 1 to 2 Years
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000055009 | 2 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000047965 | U.S. Treasury NotesFR_91282CJJ1
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000047965 | U.S. Treasury NotesFR_91282CFF3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000047965 | U.S. Treasury NotesFR_91282CFV8
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000047965 | U.S. Treasury NotesFR_91282CHT1
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000047965 | U.S. Treasury NotesFR_91282CHC8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000047965 | U.S. Treasury NotesFR_91282CGH8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000047965 | U.S. Treasury NotesFR_91282CJZ5
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000047965 | U.S. Treasury NotesFR_91282CDW8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000047965 | U.S. Treasury NotesFR_91282CFU0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000047965 | U.S. Treasury NotesFR_91282CCS8
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000047965 | 0 to 1 Year
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000047965 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000047965 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000047966 | U.S. Treasury BondsFR_912810TV0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000047966 | U.S. Treasury BondsFR_912810TX6
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000047966 | U.S. Treasury BondsFR_912810TT5
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000047966 | U.S. Treasury BondsFR_912810TL2
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000047966 | U.S. Treasury BondsFR_912810TN8
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000047966 | U.S. Treasury BondsFR_912810TR9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000047966 | U.S. Treasury BondsFR_912810TU2
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000047966 | U.S. Treasury BondsFR_912810UA4
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000047966 | U.S. Treasury BondsFR_912810TA6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000047966 | U.S. Treasury BondsFR_912810TG3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000047966 | 0 to 1 Year
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000047966 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000047966 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	56.10%
C000055010 | State Street Institutional U.S. Government Money Market Fund, Class G SharesFR_924QSGII3_5.300652_2030-12-31
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000055010 | Goldman Sachs Bank USAFR_38151LAF7
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000055010 | Apple, Inc.FR_037833BZ2
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055010 | AbbVie, Inc.FR_00287YBV0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055010 | Pfizer Investment Enterprises Pte. Ltd.FR_716973AB8
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055010 | Microsoft Corp.FR_594918BR4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055010 | Boeing Co.FR_097023DG7
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055010 | JPMorgan Chase Bank NAFR_48125LRU8
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055010 | Amazon.com, Inc.FR_023135BX3
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055010 | Bank of America Corp.FR_06051GJD2
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055010 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000055010 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000055010 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000055010 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000055010 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000055010 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000055010 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000055010 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000055010 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000055010 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000055010 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000066454 | Bank of America Corp.FR_06051GLH0
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000066454 | JPMorgan Chase & Co.FR_46647PDK9
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000066454 | Citigroup, Inc.FR_172967PL9
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066454 | Wells Fargo Bank NAFR_94988J6D4
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066454 | Bristol-Myers Squibb Co.FR_110122BB3
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066454 | Morgan StanleyFR_61747YFR1
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066454 | Wells Fargo & Co.FR_95000U3L5
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066454 | Bank of America Corp.FR_06051GJS9
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000066454 | Morgan StanleyFR_61746BDZ6
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000066454 | Goldman Sachs Bank USAFR_38151LAG5
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000066454 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000066454 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000066454 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000066454 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000066454 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000066454 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000066454 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000066454 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000066454 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000066455 | Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.FR_03522AAJ9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000066455 | CVS Health Corp.FR_126650CZ1
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000066455 | Goldman Sachs Group, Inc.FR_38141GFD1
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066455 | Pfizer Investment Enterprises Pte. Ltd.FR_716973AG7
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000066455 | AbbVie, Inc.FR_00287YDV8
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000066455 | Shell International Finance BVFR_822582AD4
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000066455 | Warnermedia Holdings, Inc.FR_55903VBE2
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000066455 | AT&T, Inc.FR_00206RLJ9
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000066455 | Wells Fargo & Co.FR_95000U2M4
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066455 | Boeing Co.FR_097023CW3
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066455 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000066455 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000066455 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000066455 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000066455 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000066455 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000066455 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000066455 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000066455 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000099139 | AbbVie, Inc.FR_00287YBV0
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000099139 | JPMorgan Chase & Co.FR_46647PDK9
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000099139 | Bank of America Corp.FR_06051GLE7
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000099139 | JPMorgan Chase & Co.FR_46647PBW5
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000099139 | Wells Fargo & Co.FR_94974BGP9
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000099139 | General Motors Financial Co., Inc.FR_37045XBQ8
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000099139 | Bank of America Corp.FR_06051GHZ5
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000099139 | Bank of America Corp.FR_06051GFU8
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000099139 | Wells Fargo & Co.FR_95000U2F9
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000099139 | Amgen, Inc.FR_031162DT4
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000099139 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000099139 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000099139 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000099139 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000099139 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000099139 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000099139 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000099139 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000099139 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000066453 | Federal National Mortgage AssociationFR_31418EBR0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000066453 | Federal National Mortgage AssociationFR_31418D6B3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000066453 | Federal National Mortgage AssociationFR_3140XFFT3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000066453 | Federal National Mortgage AssociationFR_31418EAN0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000066453 | Federal National Mortgage AssociationFR_3140XFXA4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000066453 | Federal National Mortgage AssociationFR_3140L3AV3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000066453 | Federal National Mortgage AssociationFR_31418EGK0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000066453 | Federal Home Loan Mortgage Corp.FR_3132DWCN1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000066453 | Federal Home Loan Mortgage Corp.FR_3132DWCC5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000066453 | Federal National Mortgage AssociationFR_31418DXK3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000066453 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000066453 | AssetBonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000047971 | U.S. Treasury NotesFR_91282CKJ9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000047971 | U.S. Treasury NotesFR_91282CKU4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000047971 | U.S. Treasury NotesFR_91282CKX8
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000047971 | U.S. Treasury NotesFR_91282CJN2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000047971 | U.S. Treasury NotesFR_91282CJX0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047971 | U.S. Treasury NotesFR_91282CGT2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047971 | U.S. Treasury BondsFR_912810TQ1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047971 | U.S. Treasury BondsFR_912810QE1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047971 | U.S. Treasury NotesFR_91282CKB6
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047971 | U.S. Treasury BondsFR_912810TZ1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047971 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000047971 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000047971 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000047971 | AssetBonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000047971 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000047971 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000047971 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000047971 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000113018 | Medline Borrower LPFR_62482BAA0
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000113018 | Cloud Software Group, Inc.FR_88632QAE3
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000113018 | Cloud Software Group, Inc.FR_18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000113018 | DISH Network Corp.FR_25470MAG4
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000113018 | Directv Financing LLC/Directv Financing Co.-Obligor, Inc.FR_25461LAA0
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000113018 | HUB International Ltd.FR_44332PAH4
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000113018 | Venture Global LNG, Inc.FR_92332YAC5
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000113018 | Carnival Corp.FR_143658BN1
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000113018 | American Airlines, Inc./AAdvantage Loyalty IP Ltd.FR_00253XAB7
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000113018 | CCO Holdings LLC/CCO Holdings Capital Corp.FR_1248EPBT9
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000113018 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000113018 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000113018 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000113018 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000113018 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000113018 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000113018 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000113018 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000113018 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000113018 | SectorDiversified
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000113018 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000113018 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000249829 | U.S. Treasury NotesFR_91282CJJ1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000249829 | U.S. Treasury NotesFR_91282CFF3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249829 | U.S. Treasury NotesFR_91282CFV8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249829 | U.S. Treasury NotesFR_91282CHT1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000249829 | U.S. Treasury NotesFR_91282CHC8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249829 | U.S. Treasury NotesFR_91282CJZ5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000249829 | U.S. Treasury NotesFR_91282CCS8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249829 | U.S. Treasury NotesFR_91282CGM7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249829 | U.S. Treasury NotesFR_91282CEP2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249829 | U.S. Treasury NotesFR_91282CDJ7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249829 | 1 to 2 Years
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000249829 | 2 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000249829 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000249829 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000249829 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000249829 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	11.40%